Employee Benefit Plan, Nonparticipant-Directed Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Number of Shares	3,205,237	3,433,526
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 65,311,354
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	9,442,000
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	114,747,000	$ 113,559,000
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	3,627,000
EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(11,742,000)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Fund within ESOP	(84,000)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	8,994,000
Change in Non-Participant Directed Investments	795,000
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	3,627,000
Common Stock
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	63,686,000	67,311,000
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 112,247,000	$ 111,452,000
EBP, Net Asset Value per Share or Unit	$ 35.02	$ 32.46